Summary of Nonvested Restricted Stock Awards (Details) - Restricted (Nonvested) Stock	12 Months Ended
Sep. 30, 2015 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted Average Price, Nonvested, Outstanding beginning balance | $ / shares	$ 40.52
Weighted Average Price, Granted | $ / shares	50.15
Weighted Average Price, Vested | $ / shares	37.19
Weighted Average Price, Forfeited | $ / shares	47.15
Weighted Average Price, Nonvested, Outstanding ending balance | $ / shares	$ 45.75
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Shares/Units Subject to Restriction, Nonvested, Outstanding beginning balance | shares	1,953,816
Shares/Units Subject to Restriction, Granted | shares	1,226,568
Shares/Units Subject to Restriction, Vested | shares	(597,440)
Shares/Units Subject to Restriction, Forfeited | shares	(212,789)
Shares/Units Subject to Restriction, Outstanding ending balance | shares	2,370,155